GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ (449,863)	$ 77,140	$ 101,834	$ 102,568	$ (1,242,318)	$ 281,542	$ 3,647,353	$ 377,756